As filed with the Securities and Exchange Commission on June 22, 2001

                                                       1933 Act No. 333-42195
                                                       1940 Act No. 811-08553

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 13                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 14                                                       [X]


                          EVERGREEN INTERNATIONAL TRUST
                 (Exact Name of Registrant Specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on September 24, 2001 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)


                                PARTS A, B AND C
     The prospectus and statement of Additional Information of Evergreen International Trust and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 13 from Post-Effective Amendment No. 12 filed on April 9, 2001.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of June, 2001.

                                         EVERGREEN INTERNATIONAL TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of June, 2001.

/s/ William M. Ennis                     /s/ Michael H. Koonce             /s/ Carol A. Kosel
-------------------------               -----------------------------     --------------------------------
William M. Ennis*                       Michael H. Koonce                 Carol A. Kosel
President                               Secretary                          Treasurer
 (Chief Operating Officer)                                                 (Principal Financial and
                                                                            Accounting Officer)

/s/ Laurence B. Ashkin                  /s/ Charles A. Austin, III        /s/ Arnold H. Dreyfuss
----------------------------            ----------------------------      --------------------------------
Laurence B. Ashkin*                     Charles A. Austin III*             Arnold H. Dreyfuss*
Trustee                                 Trustee                            Trustee


/s/ K. Dun Gifford                      /s/ William Walt Pettit            /s/ Gerald M. McDonnell
-------------------------------         -----------------------------      --------------------------------
K. Dun Gifford*                         William Walt Pettit*               Gerald M. McDonnell*
Trustee                                 Trustee                            Trustee


/s/ Thomas L. McVerry                   /s/ Louis M. Moelchert, Jr.        /s/ Michael S. Scofield
------------------------------          -------------------------------    --------------------------------
Thomas L. McVerry*                      Louis M. Moelchert, Jr.*           Michael S. Scofield*
Trustee                                 Trustee                            Chairman of the Board
                                                                            and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          --------------------------------   -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner
------------------------------          --------------------------------
Richard J. Shima*                       Richard K. Wagoner*
Trustee                                 Trustee


*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.